SHARE-BASED COMPENSATION - Option Valuation Assumption (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 5.26
Average term to exercise		7 years 6 months
Share price volatility		28.50%
Liquidity discount		25.00%
Weighted-average annual dividend yield		4.60%
Risk-free rate		3.90%
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)	$ 22.39	$ 35.13
Average term to exercise	7 years 4 months 24 days	7 years 6 months
Share price volatility	22.20%	28.50%
Liquidity discount	25.00%	25.00%
Weighted-average annual dividend yield	1.80%	4.60%
Risk-free rate	2.10%	3.90%
Share options | Management Share Option Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)	$ 46.62
Average term to exercise	7 years 6 months
Share price volatility	24.80%
Liquidity discount	25.00%
Weighted-average annual dividend yield	1.40%
Risk-free rate	1.90%
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)		$ 5.26
Average term to exercise		7 years 6 months
Share price volatility		28.50%
Liquidity discount		25.00%
Weighted-average annual dividend yield		4.60%
Risk-free rate		3.90%
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)	$ 29.64	$ 35.13
Average term to exercise	6 years 10 months 24 days	7 years 6 months
Share price volatility	28.90%	28.50%
Liquidity discount	25.00%	25.00%
Weighted-average annual dividend yield	5.30%	4.60%
Risk-free rate	3.70%	3.90%
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average share price (in dollars per share)	$ 34.84
Average term to exercise	7 years 1 month 6 days
Share price volatility	27.00%
Liquidity discount	25.00%
Weighted-average annual dividend yield	1.00%
Risk-free rate	4.00%